Affiliated companies and variable interest entities (Account Balances and Transactions with Affiliated Companies) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 362,831	¥ 301,335
Accounts payable and other payables	845,755	736,023
Net revenues	2,213,236	2,004,632	¥ 1,914,318
Purchases	¥ 6,431,464	¥ 5,749,430	¥ 5,357,682